THE ADVISORS' INNER CIRCLE FUND II

                          CHAMPLAIN SMALL COMPANY FUND

                       SUPPLEMENT DATED SEPTEMBER 21, 2007
                                     TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED NOVEMBER 30, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

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Effective October 15, 2007, the Champlain Small Company Fund (the "Fund") will be closed to investments by new shareholders and financial adviser platforms, other than those by financial advisers with existing clients in the Fund and from clients of retirement or 529 plan providers. The Fund reserves the right to permit additional investments on a case-by-case basis as deemed appropriate by and at the sole discretion of Champlain Investment Partners, LLC, the Fund's adviser.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

















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